Assets and the associated liabilities related to the Company's secured debt arrangements (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Assets and the associated liabilities related to the Company's secured debt arrangements
Restricted cash	$ 19,757	$ 25,994	$ 13,219
Current facility secured by accounts receivable	52,763	45,566	21,571
Variable Interest Entity, Primary Beneficiary
Assets and the associated liabilities related to the Company's secured debt arrangements
Restricted cash	6,665	14,882	3,399
Transferred receivables	67,126	66,177	25,274
Current facility secured by accounts receivable	$ 52,763	$ 45,566	$ 21,571